Current and deferred income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ (32,516)	$ (40,378)	$ 3,188
Effect on income (loss) for the year	80,015	(4,114)	(31,123)
Effect on other comprehensive loss - Fair value adjustment	(1,071)	820	(2,536)
Prior years uncertain income tax treatment payment		1,923
Effect on other comprehensive income - Translation effect included in cumulative translation adjustment	9,415	8,481	(9,907)
Derecognition of Nexa's share of Enercan's deferred income taxes		3,338
Uncertain income tax treatments	(4,468)	(2,586)
Balance at beginning of the year	$ 51,375	$ (32,516)	$ (40,378)